Debt - Additional Information (Detail) $ in Millions		1 Months Ended		12 Months Ended
	May 02, 2017 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) Tower	Dec. 31, 2019 USD ($) Tower	Dec. 31, 2018 USD ($)	Dec. 31, 2020 NZD ($) Tower	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 NZD ($) Tower	Feb. 28, 2019 USD ($) Tower	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Deferred financing costs				$ 6,668,000	$ 5,189,000
Proceeds from debt				346,656,000	214,471,000	$ 343,723,000
Interest cost incurred and expensed				$ 47,300,000	47,100,000	47,100,000
Debt covenant compliance				the Company was in compliance with all of its debt covenants.
Long-term Debt				$ 661,708,000	568,419,000
Interest Expense
Debt Instrument [Line Items]
Amortization of deferred financing costs				$ 3,100,000	$ 2,100,000	$ 2,500,000
Nueva Tel
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower				608			608
Nueva Tel | Tranche One
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower					574					574
Nueva Tel | Tranche Two
Debt Instrument [Line Items]
Number of network towers covered under sale and lease back transaction | Tower				34			34
Maximum | Nueva Tel
Debt Instrument [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower											651
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 350,000,000
Payment of fees and expenses	9,100,000
Debt stated interest rate				8.875%			8.875%
Notes issued, percentage of face value				99.506%			99.506%
Interest payment				semi-annually in arrears on May 1 and November 1
Maturity date				May 01, 2022
Redemption option, description				Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice
Deferred financing costs	4,800,000
Long-term Debt				$ 350,000,000	$ 350,000,000
Triology LLC Due 2022 Notes | On or prior to May 1, 2021 | Trilogy LLC
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.219%
Triology LLC Due 2022 Notes | After May 1, 2021 | Trilogy LLC
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Trilogy International South Pacific LLC 2022 Notes
Debt Instrument [Line Items]
Debt stated interest rate								10.00%
Debt, noncurrent				$ 50,000,000				$ 50,000,000
Proceeds from debt				46,000,000
Debt Discount rate								95.375%
Covenant restriction				15,000,000
Trilogy International South Pacific LLC 2022 Notes | Nueva Tel
Debt Instrument [Line Items]
Debt covenant restriction				$ 75,000,000
Trilogy International South Pacific LLC 2022 Notes | After May 1, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes												$ 25,000,000
Long-term Debt				$ 0	10,015,000
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the first two years of the loan
Debt Instrument [Line Items]
Debt repayment percentage				10.00%			10.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the final three years of the loan
Debt Instrument [Line Items]
Debt repayment percentage				26.67%			26.67%
Triology LLC Due 2019 Notes | Trilogy LLC
Debt Instrument [Line Items]
Repayment of debt	$ 450,000,000
2023 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity							$ 285.0				$ 205,600,000
Credit facilities agreement maturity date				Feb. 07, 2023
Debt weighted average interest rate				2.88%			2.88%
Commitment fee rate				0.96%
Commitment fee as a rate of the applicable margin on all undrawn and available commitments				40.00%
Financial covenant requirement				maintain a total interest coverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not less than 3.0; maintain a net leverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not greater than 2.75 from January 1, 2021 to December 31, 2021; and 2.50 thereafter; and ensure capital expenditures shall not exceed the aggregate of 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2023 Senior Facilities Agreement) plus any capital expenditure funded by the issuance of new equity in any financial year.
Deferred financing costs				$ 1,400,000			$ 2.2
Long-term Debt				205,561,000	0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Working Capital Facility
Debt Instrument [Line Items]
Borrowing capacity							20.0
Credit facility drawn				14,400,000			20.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Further investments
Debt Instrument [Line Items]
Borrowing capacity							30.0
Credit facility drawn				21,600,000			30.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Borrowing capacity							235.0
Credit facility drawn				$ 169,500,000			235.0
2023 Senior Facilities Agreement | New Zealand | 2degrees | Line of credit accordian future further investments
Debt Instrument [Line Items]
Borrowing capacity							$ 35.0
2023 Senior Facilities Agreement | New Zealand | Maximum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate				3.80%
2023 Senior Facilities Agreement | New Zealand | Minimum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate				2.40%
Bank Loan 2022 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes				$ 7,000,000
Debt stated interest rate				6.00%			6.00%
Debt, current				$ 1,700,000	1,800,000
Debt, noncurrent				$ 2,600,000	3,500,000
Debt repayment terms				The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year.
Long-term Debt				$ 4,373,000	5,249,000
Bank Loan 2023 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes				8,000,000
Debt, current				1,800,000	1,800,000
Debt, noncurrent				4,400,000	5,300,000
Proceeds from debt		$ 4,000,000	$ 4,000,000
Long-term Debt				$ 6,224,000	7,112,000
Bank Loan 2023 | Bolivia | Nueva Tel | Each of the final four years
Debt Instrument [Line Items]
Debt repayment percentage				22.25%			22.25%
Bank Loan 2023 | Bolivia | Nueva Tel | The First Year
Debt Instrument [Line Items]
Debt repayment percentage				11.00%			11.00%
Bank Loan 2023 | Bolivia | Nueva Tel | First 24 Months
Debt Instrument [Line Items]
Fixed rate on debt				7.00%			7.00%
Bank Loan 2023 | Bolivia | Nueva Tel | Tasa De Referencia | After First 24 Months
Debt Instrument [Line Items]
Variable interest rate				5.00%
Tower Transaction Financing Obligation | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Sale leaseback transaction, current portion of financing obligation				$ 200,000
Sale leaseback transaction, long-term portion of financing obligation				4,400,000
Long-term Debt				4,546,000	16,757,000
EIP Receivables Financing Obligation | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity				$ 32,800,000			$ 45.5
Credit facility drawn					16,400,000					$ 24.3
Variable interest rate				3.55%
Debt weighted average interest rate				3.87%			3.87%
Commitment fee rate				0.70%
Deferred financing costs					400,000					$ 0.7
Long-term Debt				$ 15,100,000	16,372,000		$ 20.9
Description of variable rate				BKBM plus a margin of 3.55%
Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt, noncurrent				$ 20,100,000					$ 24,200,000
Long-term Debt				20,114,000	0
2021 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity				$ 180,300,000			250.0
Credit facilities agreement maturity date				Jul. 31, 2021
Commitment fee as a rate of the applicable margin on all undrawn and available commitments				40.00%
Deferred financing costs				$ 1,000,000			$ 1.6
Long-term Debt				$ 0	$ 154,887,000
2021 Senior Facilities Agreement | New Zealand | Maximum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate				3.80%
2021 Senior Facilities Agreement | New Zealand | Minimum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate				2.40%
Bank Loan 2021 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes				$ 8,300,000
Repayment of debt				$ 8,300,000
Series A Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt stated interest rate				5.80%			5.80%
Maturity date				Aug. 31, 2025
Repayment beginning date				Feb. 29, 2024
Debt, noncurrent				$ 9,700,000
Separate Bank Loan | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Repayment of debt				$ 3,400,000
Series B Bolivian Bond Debt | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt stated interest rate				6.50%			6.50%
Maturity date				Aug. 31, 2028
Repayment beginning date				Sep. 30, 2025
Long-term Debt				$ 10,400,000
Series B Bolivian Bond Debt | Bolivia | Maximum | Nueva Tel
Debt Instrument [Line Items]
Borrowing capacity				$ 14,500,000